OPERATIONS AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
OPERATIONS AND PRINCIPAL ACTIVITIES
OPERATIONS AND PRINCIPAL ACTIVITIES

1.OPERATIONS AND PRINCIPAL ACTIVITIES

(a)Description of Business

Pony AI Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 4, 2016. The Company, its subsidiaries, and the consolidated variable interest entities (the “VIEs” as defined in note 1(b)) and the VIEs’ subsidiaries (collectively, the “Group”) is an artificial intelligence technology company that principally engaged in the operation and development of autonomous vehicles. The Group conducts its operation mainly in the Chinese mainland and the United States of America (“U.S.”) through subsidiaries and the consolidated VIEs and the VIEs’ subsidiaries.

In November 2024, the Company completed its listing on the National Association of Securities Dealers Automated Quotations (“Nasdaq”). In November 2025, the Company completed its Dual Primary Listing in the Stock Exchange of Hong Kong Limited. Refer to note 11 Ordinary Shares.

As of December 31, 2025, the Group conducted its business operations across more than 20 subsidiaries. The Company’s major subsidiaries are set out below.

	Later of Date of	Place of		Legal
	Incorporation/	Establishment/		Ownership	Principal
Name of Entity	Consolidation	Incorporation	Registered capital	%	activities
Pony.ai, Inc.	November 15, 2016	Delaware, U.S.	$41.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Hongkong Pony AI Limited	December 13, 2016	Hong Kong, PRC	Nil	100	Holding platform company
Beijing (ZX) Pony AI Technology Co., Ltd. (“Beijing ZX”)	December 19, 2016	Beijing, PRC	RMB130.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Beijing (HX) Pony AI Technology Co., Ltd. (“Beijing HX”)	April 1, 2017	Beijing, PRC	$140.0 million	100	Research, development and operation of autonomous freight and shareholding platform
Guangzhou (ZX) Pony AI Technology Co., Ltd. (“Guangzhou ZX”)	October 25, 2017	Guangdong, PRC	RMB100.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Guangzhou (HX) Pony AI Technology Co., Ltd. (“Guangzhou HX”)	January 12, 2018	Guangdong, PRC	$348.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Beijing (YX) Pony AI Technology Co., Ltd. (“Beijing YX”)	June 19, 2019	Beijing, PRC	$400.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Shanghai (YX) Pony AI Technology Co., Ltd. (“Shanghai YX”)	May 29, 2020	Shanghai, PRC	RMB600.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Guangzhou (YX) Pony AI Technology Co., Ltd.	June 24, 2020	Guangdong, PRC	RMB30.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Beijing (RX) Pony AI Technology Co., Ltd.	December 14, 2020	Beijing, PRC	RMB500.0 million	100	Research, development and operation of autonomous driving passenger mobility service
Guangzhou Pony Intelligent Logistics Technology Co., Ltd	January 19, 2021	Guangdong, PRC	RMB100.0 million	100	Testing and operation of robotrucks
Shenzhen (YX) Pony AI Technology Co., Ltd. (“Shenzhen YX”)	April 8, 2021	Shenzhen, PRC	$51.0 million	100	Research, development and operation of autonomous driving passenger mobility services
Cyantron Logistics Technology Co., Ltd. (“Cyantron Logistics”)	February 17, 2022	Guangdong, PRC	RMB100.0 million	51	Holding platform company
Shanghai (ZX) Pony AI Technology Development Co., Ltd.	March 3, 2022	Shanghai, PRC	$100.0 million	100	Research, development and commercialization of autonomous driving technology
Qingdao Cyantron Logistics Technology Co., Ltd.	March 14, 2022	Shandong, PRC	RMB90.0 million	51	Autonomous driving freight operation

1.OPERATIONS AND PRINCIPAL ACTIVITIES – continued

(b)Consolidated VIEs in the Chinese mainland

Applicable Chinese mainland laws and regulations prohibit or restrict entities with direct foreign ownership from engaging in certain businesses activities in the Chinese mainland. The Company established a series of contractual arrangements with Beijing ZX and Guangzhou ZX (the “VIEs”) and their shareholders (“Nominee Stockholders”) primarily for business development purposes where the Company’s business is currently not subject to any foreign ownership restrictions under the applicable Chinese mainland laws and regulations, it may expand its business operations into areas that are subject to foreign ownership restrictions through the existing VIEs and other VIEs to be established if necessary.

Historically and as of December 31, 2023, the Company, through Beijing HX and Guangzhou HX (the “WFOEs”), entered into the following contractual arrangements with the VIEs, and the Nominee Stockholders that enabled the Company to (1) have power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) bear the risks and enjoy the rewards normally associated with ownership of the VIEs. Accordingly, the WFOEs are considered the primary beneficiaries of the VIEs, and the financial results of operations, assets and liabilities of the VIEs and their subsidiaries were included in the consolidated financial statements.

In February 2024, the Company completed a series of transactions to restructure its organization and business operations (the “Reorganization”). Specifically, Beijing HX, Guangzhou HX, Beijing YX, the VIEs and Nominee Stockholders of the VIEs entered into a series of agreements (the “VIE Reorganization Agreements”), pursuant to which, Guangzhou HX and Beijing YX acquired 100% net assets of the VIEs, from the Nominee Stockholders, at a consideration of nil, which is a transaction under common control. Upon completion of the Reorganization, the Company’s operations in Chinese mainland are conducted exclusively through its subsidiaries and the Company began to consolidate all the Group’s entities through its direct legal ownership.

The financial information of the consolidated VIEs and the VIE’s subsidiaries as of December 31, 2024 and 2025 is not included as it has become inapplicable following the completion of the Reorganization.

Prior to the Reorganization in February 2024, the WFOEs were considered the primary beneficiaries of the VIEs, and the financial results of operations of the VIEs and their subsidiaries were included in the Company’s consolidated financial statements for the year ended December 31, 2024. From January 1, 2024 to the completion date of Reorganization in February 2024, the VIEs were engaged in research and development activities without any revenue generated, and the related results of operations and cash flows of the VIEs were not material.

(c)Liquidity

The Group incurred net loss of $125.3 million, $275.0 million and $76.8 million for the years ended December 31, 2023, 2024 and 2025, respectively. Net cash used in operating activities was $115.4 million, $110.8 million and $165.0 million for the years ended December 31, 2023, 2024 and 2025, respectively. Accumulated deficit was $1,287.9 million and $1,422.0 million as of December 31, 2024 and 2025, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities based on future commercialization of autonomous driving technology and attract investors’ investments. Historically, the Group has relied principally on non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. As of December 31, 2024 and 2025, the Group had $536.0 million and $293.5 million of cash and cash equivalents, $209.0 million and $872.2 million of short-term investments, respectively. Based on the above considerations, the Group believes the cash and cash equivalents and short-term investments are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the issuance of the consolidated financial statements. The Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.